Income and Expenses - Summary of Contract Liabilities and Unearnrd Revenues Account (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	₱ 7,182	₱ 8,363
Contract liabilities:
Current	87
Noncurrent	58
Current	6,563
Noncurrent	474
Long-term advances from postpaid subscribers [member]
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	145
Short-term advances for installatin services [member]
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	558
Leased facilities [member]
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	34
Advance Monthly Service Fees
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	2,386
Unearned revenues from prepaid contracts [member]
Offsetting Liabilities [Line Items]
Unearned revenues from prepaid contracts	₱ 4,059